Capital Structure	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Capital Structure	Capital Structure
The following table provides a summary of the Company’s authorized and issued share capital as at December 31, 2025 and 2024:

	As at December 31, 2025		As at December 31, 2024
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Class A ordinary shares $0.001 per share (2024 — $0.001 per share)	750,000,000	$750	750,000,000	$750
Preference Shares $0.0015144558 per share	150,000,000	227	150,000,000	227
Total authorized share capital		$977		$977

Issued share capital:
Issued Class A ordinary shares $0.001 par value per share (2024 — $0.001 par value per share)	91,838,366	$92	90,833,333	$91
Issued 5.950% preference shares of $0.0015144558 par value per share each with a liquidation preference of $25 per preference share	—	—	11,000,000	17
Issued 5.625% preference shares of $0.0015144558 par value per share each with a liquidation preference of $25 per preference share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of $0.0015144558 par value per share represented by depositary shares, each with a liquidation preference of $25,000 per preference share (1)	10,000	—	10,000	—
Issued 7.000% preference shares of $0.0015144558 par value per share represented by depositary shares, each with a liquidation preference of $25,000 per preference share (2)	9,000	—	9,000	—
Total issued share capital		$107		$123
 ______________
(1)    Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.
(2)    Each depositary share represents a 1/1000th interest in a share of the 7.000% preference shares.
(a)    Ordinary Shares
Issued Ordinary Shares. On March 30, 2025, the Company’s Board of Directors approved the exchange of all of the Company’s previously issued and outstanding shares, par value $0.01 per share (“Previous Ordinary Shares”), owned by the Company’s Parent, for 90,833,333 Class A ordinary shares, par value $0.001 (“Class A Ordinary Shares”). In connection with the Ordinary Share Exchange, the Previous Ordinary Shares were canceled. The Class A Ordinary Shares have the same voting and economic rights as the Previous Ordinary Shares other than par value. Share and per share information included in the accompanying consolidated financial statements and notes to the consolidated financial statements have been retroactively adjusted to reflect the Ordinary Share Exchange for all periods presented.
Equity and Incentive plan. During 2023, selected senior employees were granted Management Equity Plan (“MEP”) stock options to acquire non-voting shares at a management equity vehicle affiliated with the Company at no cost to the employee. Upon completion of the Company’s IPO, the Company introduced the 2025 Equity and Incentive Plan which granted replacement awards in substitution for the MEP legacy share options. As a result, the Company granted 1,306,139 ordinary shares as replacement awards. To satisfy tax withholding and remittance obligations, 301,106 ordinary shares were withheld, resulting in a net issuance of 1,005,033 shares to employees.
At the Effective Time, each outstanding and unexercised stock option award (a “Company Option Award”) that has an exercise price per Company Share less than the Merger Consideration will be canceled and converted into a contingent right to receive an amount in cash, without interest, equal to the product of (a) the amount by which the Merger Consideration exceeds the applicable per share exercise price of the Company Option Award and (b) the number of Company Shares subject to the Company Option Award (a “Restricted Option Award”), and each Company Option Award with an exercise price per Company Share equal to or greater than the Merger Consideration will be canceled for no consideration. Additionally, at the Effective Time, each outstanding restricted share unit award (a “Company RSU Award”) will be canceled and converted into a contingent right to receive an amount in cash, without interest, equal to the product of (x) the Merger Consideration and (y) the number of Company Shares subject to the Company RSU Award (together with the Restricted Option Awards, a “Restricted Cash Award”). Each Restricted Cash Award will continue to be subject to the same terms and conditions as the corresponding Company Option Award or Company RSU Award except that, (i) the vested portion of each Restricted Option Award will be paid within 15 days after the applicable vesting date, and (ii) if an individual’s employment or service is terminated by the Company or its affiliates without “cause” on or following the Effective Time, all Restricted Cash Awards then-held by such individual will vest in full and be paid within 60 days following the date of such individual’s termination of employment, subject to execution and non-revocation of a standard release of claims.
Refer to Note 17, “Share-Based Payments and Long-Term Incentive Plan”, for further details.
(b)    Preference Shares
Preference Shares Issuance. On May 2, 2013, the Company issued 11,000,000 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares, with a liquidation preference of $25 per share (the “AHL PRC Shares”). Net proceeds were $270.6 million, consisting of $275.0 million of total liquidation preference less $4.4 million of issuance expenses. See further information below under “AHL PRC Shares Redemption.”
On September 20, 2016, the Company issued 10,000,000 shares of 5.625% Perpetual Non-Cumulative Preference Shares (the “AHL PRD Shares”). The AHL PRD Shares have a liquidation preference of $25 per share. Net proceeds were $241.3 million, consisting of $250.0 million of total liquidation preference less $8.7 million of issuance expenses. The AHL PRD Shares are listed on the NYSE under the symbol “AHL PRD.”
On August 13, 2019, the Company issued 10,000,000 depositary shares, each of which represents 1/1000th interest in a share of the newly designated 5.625% Perpetual Non-Cumulative Preference Shares. The depositary shares have a liquidation preference of $25 per share. Net proceeds were $241.6 million, comprising $250.0 million of total liquidation preference less $8.4 million of issuance expenses. The depositary shares are listed on the NYSE under the symbol “AHL PRE.”
On November 26, 2024, the Company issued 9,000,000 depositary shares, each of which represents 1/1000th interest in a share of the newly designated 7.000% Perpetual Non-Cumulative Preference Shares. The depositary shares have a liquidation preference of $25 per share. Net proceeds were $217.0 million, comprising $225.0 million of total liquidation preference less $8.0 million of issuance expenses. The depositary shares are listed on the NYSE under the symbol “AHL PRF.”
AHL PRC Shares Redemption. On November 29, 2024, the Company issued a notice of redemption in connection with all of its issued and outstanding AHL PRC Shares. The redemption took place on January 1, 2025, was paid on January 2, 2025, and was conducted pursuant to the terms of the certificate of designation, dated May 2, 2013, governing the AHL PRC Shares. Each holder of an AHL PRC Share received $25 per preference share, representing an aggregate amount of $275.0 million. Since the redemption date is also a dividend payment date, the redemption price does not include any declared and unpaid dividends.